INSURANCE LIABILITIES AND ANNUITY BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Schedule of Insurance and Investment Contract Liabilities	A summary of our insurance liabilities and annuity benefits is presented below.

December 31, 2022	Long-term care	Structured settlement annuities	Life	Other contracts(a)	Total
Future policy benefit reserves	$24,256	$8,860	$1,040	$437	$34,593
Investment contracts	—	860	—	848	1,708
Other	—	—	178	366	544
Total	$24,256	$9,720	$1,218	$1,651	$36,845

December 31, 2021
Future policy benefit reserves	$34,644	$12,328	$1,301	$490	$48,763
Investment contracts	—	950	—	907	1,857
Other	—	—	189	761	950
Total	$34,644	$13,278	$1,490	$2,158	$51,570
(a) As of December 31, 2021, Other includes reserves of $325 million related to short-duration contracts at EIC, net of eliminations.

Summary of Future Policy Benefits
The following tables summarize balances of and changes in future policy benefits reserves.

	2022			2021
Present value of expected net premiums	Long-term care	Structured settlement annuities	Life	Long-term care	Structured settlement annuities	Life
Balance, beginning of year	$5,652	$—	$6,622	$6,397	$—	$7,205
Beginning balance at locked-in discount rate	4,451	—	5,443	4,822	—	5,518
Effect of changes in cash flow assumptions	(9)	—	91	(91)	—	191
Effect of actual variances from expected experience	(290)	—	6	(68)	—	(69)
Adjusted beginning of year balance	4,152	—	5,540	4,663	—	5,640
Interest accrual	223	—	203	241	—	203
Net premiums collected	(417)	—	(357)	(453)	—	(392)
Effect of foreign currency	—	—	(176)	—	—	(9)
Ending balance at locked-in discount rate	3,958	—	5,210	4,451	—	5,443
Effect of changes in discount rate assumptions	101	—	(381)	1,201	—	1,179
Balance, end of year	$4,059	$—	$4,828	$5,652	$—	$6,622

Present value of expected future policy benefits
Balance, beginning of year	$40,296	$12,328	$7,923	$43,974	$13,531	$8,767
Beginning balance at locked-in discount rate	27,465	9,024	6,560	27,745	9,163	6,797
Effect of changes in cash flow assumptions	(413)	(23)	120	(509)	58	207
Effect of actual variances from expected experience	(320)	(11)	40	(147)	(11)	(43)
Adjusted beginning of year balance	26,732	8,990	6,720	27,089	9,210	6,961
Interest accrual	1,446	471	243	1,435	491	248
Benefit payments	(1,152)	(671)	(531)	(1,058)	(678)	(638)
Effect of foreign currency	—	—	(185)	—	—	(10)
Ending balance at locked-in discount rate	27,026	8,790	6,247	27,465	9,024	6,560
Effect of changes in discount rate assumptions	1,290	70	(380)	12,831	3,305	1,363
Balance, end of year	$28,316	$8,860	$5,868	$40,296	$12,328	$7,923
Net future policy benefit reserves	$24,256	$8,860	$1,040	$34,644	$12,328	$1,301
Less: Reinsurance recoverables, net of allowance for credit losses	(171)	—	(67)	(6,473)	—	(87)
Net future policy benefit reserves, after reinsurance recoverables	$24,085	$8,860	$973	$28,171	$12,328	$1,214
The following table provides the amount of undiscounted and discounted expected gross premiums and expected future benefits and expenses for nonparticipating traditional contracts.

	2022		2021
	Undiscounted	Discounted(a)	Undiscounted	Discounted(a)
Long-term Care
Expected future gross premiums	$7,985	$4,918	$8,173	$6,187
Expected future benefit payments	65,217	28,316	67,516	40,296
Structured Settlement Annuities
Expected future benefit payments	19,936	8,860	20,666	12,328
Life
Expected future gross premiums	13,754	5,916	14,579	8,275
Expected future benefit payments	12,020	5,868	12,702	7,923
(a) Determined using the current discount rate as of December 31, 2022 and 2021.
The following table provides the weighted-average durations of and weighted-average interest rates for the liability for future policy benefits.

	2022			2021
	Long-term care	Structured settlement annuities	Life	Long-term care	Structured settlement annuities	Life
Duration (years)(a)	13.0	10.7	5.0	15.5	13.2	6.3
Interest Accretion Rate	5.5%	5.4%	4.9%	5.3%	5.5%	4.8%
Current Discount Rate	5.6%	5.5%	5.4%	3.1%	3.1%	2.6%
(a) Duration determined using the current discount rate as of December 31, 2022 and 2021.